                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3/31/04

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northern Management

Address: 375 Park Avenue Suite 2709
         New York, NY 10152


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Vincent Padula
Title: Account Rep
Phone: (212) 713-9179


Signature, Place, and Date of Signing:

/s/ Vincent Padula         New York, NY                     5/11/04
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

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                                                      VALUATION CURRENCY: USD

     ITEM 1         ITEM 2     ITEM 3        ITEM 4           ITEM 5                ITEM 6         ITEM 7             ITEM 8
     ------         ------     ------        ------           ------                ------        ------              ------
 Name of Issuer      TITLE     CUSIP          FAIR           SHARES OF           INVEST. DESC.     MANA-         VOTING AUTHORITY
                      OF       NUMBER        MARKET          PRINCIPAL             SHARED          GERS
                     CLASS                    VALUE           AMOUNT       SOLE SHARED OTHER                 SOLE   SHARED OTHER
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO HOLDING     FSTK       5250769     $3,557,555.00    159500    N    X                         NORT   159,500
AEGON NV             FSTK       5927375     $2,556,099.00    200000    N    X                         NORT   200,000
ASSURANT INC         COMMON    04621X108    $4,904,250.00    195000    N    X                         NORT   195,000
CALL AON CORP
 NOV 45 PSE          CALL O    0Q399W5AE     $502,500.00     175000    C    X                         NORT   175,000
BANK OF
 AMER CORP           COMMON     60505104    $7,135,958.00     88120    N    X                         NORT   88,120
CALL BB&T
 CORP JUN 37.5       CALL O    0549374FU     $30,000.00      100000    C    X                         NORT   100,000
CALL BANK OF
 NY SEP 35           CALL O    0640571IG     $247,500.00      50000    C    X                         NORT   50,000
BANK OF NEW
 YORK CO INC         COMMON     64057102    $6,615,000.00    210000    N    X                         NORT   210,000
BANKNORTH
 GROUP INC NEW       COMMON    06646R107   $11,170,294.00    328152    N    X                         NORT   328,152
CALL CITIGROUP
 SEP 47.5            CALL X    1F699W1CW     $52,500.00       25000    C    X                         NORT   25,000
CITIGROUP INC        COMMON    172967101   $11,374,000.00    220000    N    X                         NORT   220,000
CIT GROUP
 INC NEW             COMMON    125581108    $3,424,500.00     90000    N    X                         NORT   90,000
CLARK INC            COMMON    181457102     $912,900.00      53700    N    X                         NORT   53,700
COMERICA INC         COMMON    200340107     $597,520.00      11000    N    X                         NORT   11,000
CREDIT
 SUISSE GRP          FSTK       7171589     $3,465,288.00    100000    N    X                         NORT   100,000
CONNCECTICUT
 BANK & TRUST        OTC EQ    207546102    $1,000,000.00    100000    N    X                         NORT   100,000
WTS DIME
 BANCORP
 INC NEW             OTC EQ    25429Q110     $70,700.00      392775    N    X                         NORT   392,775
E TRADE
 GROUP INC           COMMON    269246104    $6,675,000.00    500000    N    X                         NORT   500,000
EATON VANCE
 CORP-NON VTG        COMMON    278265103    $3,430,800.00     90000    N    X                         NORT   90,000
CALL FLEETBOSTON
 OCT 35              CALL O    3390304AH    $2,450,090.00    100000    C    X                         NORT   100,000
FLEETBOSTON
 FINL CORP           COMMON    339030108    $5,177,150.00    115304    N    X                         NORT   115,304
CALL 5TH 3RD
 BANC MAY 55         CALL O    3167734EK     $46,250.00       25000    C    X                         NORT   25,000
FIFTH THIRD
 BANCORP             OTC EQ    316773100    $3,377,570.00     61000    N    X                         NORT   61,000
FIRST TENNESSEE
 NATIONAL C          COMMON    337162101    $2,862,000.00     60000    N    X                         NORT   60,000
GREATER BAY
 BANCORP             OTC EQ    391648102    $7,724,925.00    264100    N    X                         NORT   264,100
GREENPOINT
 FINANCIAL CORP      COMMON    395384100    $6,202,930.00    141911    N    X                         NORT   141,911
HARLEYSVILLE
 GROUP INC           OTC EQ    412824104    $1,871,000.00    100000    N    X                         NORT   100,000
HIBERNIA
 CORP-CL A           COMMON    428656102    $6,232,508.00    265326    N    X                         NORT   265,326
HARTFORD
 FINANCIAL
 SERVICE             COMMON    416515104   $10,082,118.00    158275    N    X                         NORT   158,275
HARRINTON
 WEST FINANCIAL      OTC EQ    41383L104    $2,052,762.00    114360    N    X                         NORT   114,360
INDEPENDENT
 BANK CORP-MASS      OTC EQ    453836108    $4,987,420.00    164547    N    X                         NORT   164,547
*** ING GROEP
 NV-SPONSORED        COMMON    456837103    $3,134,606.00    142159    N    X                         NORT   142,159
JEFFERSON
 BANCSHARES INC      OTC EQ    472375104     $720,539.00      52213    N    X                         NORT   52,213
JANUS CAPITAL
 GROUP INC           COMMON    47102X105    $2,948,400.00    180000    N    X                         NORT   180,000
CALL JP MORGAN
 C SEP 45            CALL O    61688K5AD    $1,210,000.00    225000    C    X                         NORT   225,000
KANSAS CITY
 LIFE INSURANCE      OTC EQ    484836101    $5,241,090.00    122484    N    X                         NORT   122,484
MBNA CORP            COMMON    55262L100    $7,815,007.00    282845    N    X                         NORT   282,845
LEGACY BK
 HARRISBURG PA       OTC EQ    52463U104    $1,510,000.00    100000    N    X                         NORT   100,000
LINCOLN
 NATIONAL CORP       COMMON    534187109    $4,277,728.00     90400    N    X                         NORT   90,400
CALL MELLON
 FNCL MAY 27.5       CALL O    58551P4AF     $185,000.00      50000    C    X                         NORT   50,000
MELLON FINL
 CORP                COMMON    58551A108    $5,741,715.00    183500    N    X                         NORT   183,500
MERRILL LYNCH
 & CO INC            COMMON    590188108    $7,039,992.00    118200    N    X                         NORT   118,200
MARSH & MCLENNAN
 COMPANIES           COMMON    571748102    $3,241,000.00     70000    N    X                         NORT   70,000
CALL MORGAN
 STANL SEP 50        CALL O    6174469LF     $10,000.00       50000    C    X                         NORT   50,000
MORGAN STANLEY
 DEAN WITTER         COMMON    617446448   $11,156,310.00    194700    N    X                         NORT   194,700
NATIONAL
 COMMERCE
 FINANCIA            COMMON    63545P104    $6,814,902.00    238200    N    X                         NORT   238,200
NCRIC GROUP INC      OTC EQ    62886P103    $3,326,687.00    341900    N    X                         NORT   341,900
BANK ONE CORP        COMMON    06423A103    $4,852,280.00     89000    N    X                         NORT   89,000
PEOPLES
 BANK-BRIDGEPORT
 CO                  OTC EQ    710198102     $697,350.00      15000    N    X                         NORT   15,000
PMI GROUP INC        COMMON    69344M101    $6,538,000.00    175000    N    X                         NORT   175,000
SAFETY INSURANCE
 GROUP INC           OTC EQ    78648T100    $1,896,000.00    100000    N    X                         NORT   100,000
CHARLES SCHWAB
 CORP NEW            COMMON    808513105    $3,529,440.00    304000    N    X                         NORT   304,000
SOUND FEDERAL
 BANCORP INC         OTC EQ    83607V104    $2,321,718.00    157940    N    X                         NORT   157,940
SOVEREIGN
 BANCORP INC         COMMON    845905108    $5,023,333.00    234516    N    X                         NORT   234,516
ST PAUL
 COMPANIES INC       COMMON    792860108    $2,128,532.00     53200    N    X                         NORT   53,200
TRAVELERS
 PROPERTY
 CASUALT             COMMON    89420G406    $9,921,615.00    574500    N    X                         NORT   574,500
UNIONBANCAL
 CORP                COMMON    908906100    $8,982,004.00    171445    N    X                         NORT   171,445
UNITED NATIONAL
 GROUP LTD           OTC EQ    91103X102     $848,000.00      50000    N    X                         NORT   50,000
U S BANCORP-DEL      COMMON    902973304   $12,123,502.00    438463    N    X                         NORT   438,463
WACHOVIA CORP
 2ND NEW             COMMON    929903102   $13,892,824.00    295592    N    X                         NORT   295,592
WESTBANK CORP        OTC EQ    957116106    $1,604,237.00     70054    N    X                         NORT   70,054
WADDELL &
 REED
 FINANCIAL I         COMMON    930059100    $4,707,840.00    192000    N    X                         NORT   192,000
WELLS FARGO
 & CO-NEW            COMMON    949746101    $9,681,219.00    170835    N    X                         NORT   170,835
CALL WASH
 MUT INC
 SEP 35              CALL O    9393224EV     $158,550.00     200000    C    X                         NORT   200,000
WHITE MTNS
 INS GROUP LTD       COMMON    G9618E107    $4,196,000.00     8000     N    X                         NORT   8,000
ZENITH NATIONAL
 INSURANCE           COMMON    989390109    $3,661,280.00     93400    N    X                         NORT   93,400
                                          ------------------
                                           $281,925,787.00